Related Party Transactions - Schedule of Related Party Costs and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Total income (expenses)	$ 11,749	$ 5,448	$ (7,071)
KNOT [Member] | Charter Revenues [Member]
Related Party Transaction [Line Items]
Time charter and bareboat revenues	16,231	8,881
KNOT [Member] | Commercial Commission Fee [Member]
Related Party Transaction [Line Items]
Time charter and bareboat fees			(95)
KNOT [Member] | Cancellation Fee [Member]
Related Party Transaction [Line Items]
Time charter and bareboat fees			(3,448)
KNOT [Member] | Guarantee Income [Member]
Related Party Transaction [Line Items]
Other income	122
KNOT [Member] | Technical and Operational Management Fee [Member]
Related Party Transaction [Line Items]
Operating expenses	2,420	1,764	1,073
KNOT [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	1,103	642	428
KNOT [Member] | Administration and Management Fee [Member]
Related Party Transaction [Line Items]
Administration fee	170	99	82
KNOT [Member] | Accounting Service Fee [Member]
Related Party Transaction [Line Items]
Administration fee	31	25	27
KNOT [Member] | IPO Administration Cost [Member]
Related Party Transaction [Line Items]
Administration fee			454
KNOT [Member] | Financing Service Fee [Member]
Related Party Transaction [Line Items]
Finance income (expense)		(50)
KNOT [Member] | Interest Expenses [Member]
Related Party Transaction [Line Items]
Interest expense charged from KNOT	(268)	(277)	(336)
KNOT [Member] | Guarantee Commission [Member]
Related Party Transaction [Line Items]
Finance income (expense)			(424)
KOAS [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	461	425	392
KOAS UK [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	$ 151	$ 151	112
TSSI [Member] | Interest Income [Member]
Related Party Transaction [Line Items]
Interest income charged to TSSI			10
TSSI [Member] | Guarantee Commission [Member]
Related Party Transaction [Line Items]
Finance income (expense)			$ (210)